First Trust Multi-Manager Large Growth ETF Average Annual Total Returns		12 Months Ended	53 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	17.46%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	15.58%
First Trust Multi-Manager Large Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		26.05%	10.00%
Performance Inception Date	Jul. 21, 2020
First Trust Multi-Manager Large Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.05%	9.98%
First Trust Multi-Manager Large Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.42%	7.89%